Note 15 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Litigation - legal proceedings provisioned
Restricted deposits for legal proceedings and guarantees	$ 1,573	$ 1,674
Processes included in the period [Member] | Plaintiff: State Revenue Service of Rio de Janeiro
Contingencies [Line Items]
Maximum exposure for the company	141
Processes included in the period [Member] | Federal Revenue Department [Member]
Contingencies [Line Items]
Maximum exposure for the company	209
Processes included in the period [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	849
Processes included in the period [Member] | Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin
Contingencies [Line Items]
Maximum exposure for the company	304
Processes disclosed previously and updated [Member] | Plaintiff: State Revenue Service of Rio de Janeiro
Contingencies [Line Items]
Maximum exposure for the company	1,325
Processes disclosed previously and updated [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	1,117
Processes disclosed previously and updated [Member] | Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP
Contingencies [Line Items]
Maximum exposure for the company	332
Processes disclosed previously and updated [Member] | Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels
Contingencies [Line Items]
Maximum exposure for the company	2,505
Possible withholding tax rate on overseas remittances for servicing chartering agreements, minimum	15.00%
Possible withholding tax rate on overseas remittances for servicing chartering agreements, Maximum	25.00%
Processes disclosed previously and updated [Member] | Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments
Contingencies [Line Items]
Maximum exposure for the company	307
Processes disclosed previously and updated [Member] | Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE
Contingencies [Line Items]
Maximum exposure for the company	660
Processes disclosed previously and updated [Member] | Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória
Contingencies [Line Items]
Maximum exposure for the company	862
Processes disclosed previously and updated [Member] | Plaintiff: Finance and Planning Department of the Federal District
Contingencies [Line Items]
Maximum exposure for the company	83
Processes disclosed previously and updated [Member] | Plaintiff: AMAR - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Maximum exposure for the company	92
Processes disclosed previously and updated [Member] | Instituto Ambiental do Paraná [Member]
Contingencies [Line Items]
Maximum exposure for the company	104
Processes disclosed previously and updated [Member] | Plaintiff: The Federal and State of Paraná Prossecutors - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Maximum exposure for the company	3,499
Processes for small amounts
Contingencies [Line Items]
Civil actions	166
Labor actions	571
Tax actions	$ 767